Net Interest Expense and Other Net Finance Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest on credit facilities	$ 33.7	$ 53.9
Interest on lease liabilities	31.1	29.5
Interest on other long-term debt	19.1	14.3
Total interest expense	115.1	117.8
Total interest income	(14.9)	(14.2)
Net interest expense	100.2	103.6
Other net finance expense	1.8	0.8
Net interest expense and other net finance expense	102.0	104.4
Senior unsecured notes
Disclosure of attribution of expenses by nature to their function [line items]
Interest on senior unsecured notes	$ 31.2	$ 20.1